Stock Based Compensation - Activity Related to the Company's Incentive Equity Awards (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	9 Months Ended
Mar. 31, 2015
Employee Stock Option
Number of Options (in shares)
Options outstanding as of June 30, 2014	0
Options converted from ADP equity awards	2,269
Options granted	397
Options exercised	(444)
Options canceled	(18)
Options outstanding as of March 31, 2015	2,204
Weighted Average Exercise Price (in usd per share)
Options outstanding as of June 30, 2014	$ 0.00
Options converted from ADP equity awards	$ 19.64
Options granted	$ 41.71
Options exercised	$ 15.95
Options canceled	$ 23.23
Options outstanding as of March 31, 2015	$ 24.32
Time-Based Restricted Stock
Restricted Stock and Restricted Stock Units (in shares)
Non-vested restricted shares/units as of June 30, 2014	0
Restricted shares/units converted from ADP equity awards	576
Restricted shares/units granted	513
Restricted shares/units vested	(52)
Restricted shares/units forfeited	(32)
Non-vested restricted shares/units as of March 31, 2015	1,005
Time-Based Restricted Stock Units
Restricted Stock and Restricted Stock Units (in shares)
Non-vested restricted shares/units as of June 30, 2014	0
Restricted shares/units converted from ADP equity awards	127
Restricted shares/units granted	180
Restricted shares/units vested	(7)
Restricted shares/units forfeited	(12)
Non-vested restricted shares/units as of March 31, 2015	288
Performance-Based Restricted Stock
Restricted Stock and Restricted Stock Units (in shares)
Non-vested restricted shares/units as of June 30, 2014	0
Restricted shares/units converted from ADP equity awards	70
Restricted shares/units granted	0
Restricted shares/units vested	0
Restricted shares/units forfeited	0
Non-vested restricted shares/units as of March 31, 2015	70
Performance-Based Restricted Stock Units
Restricted Stock and Restricted Stock Units (in shares)
Non-vested restricted shares/units as of June 30, 2014	0
Restricted shares/units converted from ADP equity awards	89
Restricted shares/units granted	132
Restricted shares/units vested	0
Restricted shares/units forfeited	0
Non-vested restricted shares/units as of March 31, 2015	221